Retirement Benefits Southern Union Accumulated Benefit Obligation In Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	$ 3
Defined Benefit Plan, Interest Cost	15
Defined Benefit Plan, Expected Return on Plan Assets	21
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(2)
Net periodic benefit cost subtotal	(1)
Net Period Benefit Cost Regulatory Adjustment	9
Defined Benefit Plan, Net Periodic Benefit Cost	8
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	1,195
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,179
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	906
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	1
Defined Benefit Plan, Interest Cost	3
Defined Benefit Plan, Expected Return on Plan Assets	5
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0
Net periodic benefit cost subtotal	(16)
Net Period Benefit Cost Regulatory Adjustment	2
Defined Benefit Plan, Net Periodic Benefit Cost	(14)
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	225
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 185